SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	29,312,598	33,321,710	25,819,039
Convertible Notes Payable to a Related Party [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	29,162,598	33,171,710	25,669,039
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	150,000	150,000	150,000